T. ROWE PRICE Global Consumer Fund
March 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.0%
Common Stocks 1.0%
MercadoLibre (USD) (1) 692 823
Total Argentina (Cost
$910
)
823
BRAZIL 0.2%
Common Stocks 0.2%
Magazine Luiza  136,539 196
Total Brazil (Cost
$368
)
196
CANADA 0.6%
Common Stocks 0.6%
Shopify, Class A (USD) (1) 813 550
Total Canada (Cost
$1,045
)
550
CHINA 6.4%
Common Stocks 5.2%
Alibaba Group Holding (HKD) (1) 173,900 2,373
Huazhu Group, ADR (USD)  14,797 488
JD.com, Class A (HKD) (1) 976 28
Li Ning (HKD)  81,000 688
Tencent Holdings (HKD)  20,200 931
4,508
Common Stocks - China A Shares 1.2%
Kweichow Moutai, A Shares (CNH)  3,700 996
996
Total China (Cost
$7,770
)
5,504
FRANCE 6.3%
Common Stocks 6.3%
Hermes International  321 454
LVMH Moet Hennessy Louis Vuitton  4,716 3,366
Pernod Ricard  7,086 1,557
Total France (Cost
$4,637
)
5,377

T. ROWE PRICE Global Consumer Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 0.9%
Common Stocks 0.9%
Delivery Hero (1) 5,859 256
Zalando (1) 9,346 473
Total Germany (Cost
$1,331
)
729
HONG KONG 0.7%
Common Stocks 0.7%
Samsonite International (1) 285,900 640
Total Hong Kong (Cost
$476
)
640
ITALY 1.9%
Common Stocks 1.9%
Davide Campari-Milano  88,226 1,023
Ferrari (USD)  2,786 608
Total Italy (Cost
$1,274
)
1,631
JAPAN 5.1%
Common Stocks 5.1%
Asics  29,300 565
Istyle (1)(2) 69,700 104
MatsukiyoCocokara  10,400 368
Recruit Holdings  15,200 660
Seven & i Holdings  20,300 968
Sony Group  16,600 1,708
Total Japan (Cost
$3,623
)
4,373
NETHERLANDS 0.9%
Common Stocks 0.9%
Heineken  8,180 782
Total Netherlands (Cost
$792
)
782

T. ROWE PRICE Global Consumer Fund

Shares $ Value
(Cost and value in $000s)
PORTUGAL 0.9%
Common Stocks 0.9%
Jeronimo Martins  32,000 768
Total Portugal (Cost
$527
)
768
SINGAPORE 0.7%
Common Stocks 0.7%
Sea, ADR (USD) (1) 4,879 584
Total Singapore (Cost
$971
)
584
SWEDEN 0.5%
Common Stocks 0.5%
Swedish Match  57,827 435
Total Sweden (Cost
$447
)
435
SWITZERLAND 5.2%
Common Stocks 5.2%
Cie Financiere Richemont  9,856 1,249
Nestle  21,848 2,841
On Holding, Class A (USD) (1) 14,378 363
Total Switzerland (Cost
$3,523
)
4,453
UNITED KINGDOM 2.0%
Common Stocks 2.0%
Farfetch, Class A (USD) (1) 14,283 216
Next  4,969 391
Unilever (EUR)  25,100 1,134
Total United Kingdom (Cost
$2,244
)
1,741
UNITED STATES 66.0%
Common Stocks 65.1%
Amazon.com (1) 4,801 15,651
Boston Beer, Class A (1) 597 232
Burlington Stores (1) 8,064 1,469
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $752 (1)(3)(4) 441 602
Capri Holdings (1) 15,049 773

T. ROWE PRICE Global Consumer Fund

Shares $ Value
(Cost and value in $000s)
Cedar Fair (1) 12,488 684
Chipotle Mexican Grill (1) 870 1,376
Coca-Cola  44,641 2,768
Costco Wholesale  5,234 3,014
Dollar General  6,816 1,517
Dollar Tree (1) 4,081 654
DraftKings, Class A (1) 10,742 209
elf Beauty (1) 24,849 642
Estee Lauder, Class A  6,480 1,765
Figs, Class A (1) 22,277 479
Floor & Decor Holdings, Class A (1) 6,420 520
Hilton Worldwide Holdings (1) 11,480 1,742
Home Depot  15,359 4,597
Keurig Dr Pepper  19,858 753
Lululemon Athletica (1) 3,312 1,210
McDonald's  8,249 2,040
Meta Platforms, Class A (1) 2,853 634
MGM Resorts International  17,802 747
Mondelez International, Class A  21,625 1,358
Monster Beverage (1) 11,323 905
NIKE, Class B  16,430 2,211
O'Reilly Automotive (1) 1,638 1,122
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $96 (1)(3)(4) 25,556 21
Procter & Gamble  17,191 2,627
Rent the Runway, Acquisition Date: 3/21/19 - 4/30/20,
Cost $38 (1)(4) 1,975 13
Rent the Runway, Class A (1) 4,458 31
Rivian Automotive, Acquisition Date: 7/10/20 - 7/23/21,
Cost $624 (1)(4) 19,042 909
Rivian Automotive, Class A (1) 6,538 328
Starbucks  15,778 1,435
Toast, Class A (1) 8,132 177
Warby Parker, Class A (1) 1,731 58
Wingstop  4,218 495
55,768
Convertible Preferred Stocks 0.9%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $53 (1)(3)(4) 31 42
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $19 (1)(3)(4) 11 15
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $104 (1)(3)(4) 3,969 232
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $113 (1)
(3)(4) 3,007 176

T. ROWE PRICE Global Consumer Fund

Shares $ Value
(Cost and value in $000s)
Rappi, Series E, Acquisition Date: 9/8/20, Cost $331 (1)(3)(4) 5,539 314
779
Total United States (Cost
$47,583
)
56,547
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 0.29% (5)(6) 1,056 1
Total Short-Term Investments (Cost $1) 1
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 0.29% (5)(6) 43,680 44
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 44
Total Securities Lending Collateral (Cost $44) 44
Total Investments in Securities 99.4%
(Cost $77,566) $ 85,178
Other Assets Less Liabilities 0.6% 498
Net Assets 100.0% $ 85,676

T. ROWE PRICE Global Consumer Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2022.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $2,324 and represents 2.7% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Global Consumer Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ —++
Totals $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 1  ¤  ¤ $ 45
Total $ 45^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $45.

T. ROWE PRICE Global Consumer Fund
Unaudited
Notes to Portfolio of Investments
8
T. Rowe Price Global Consumer Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Consumer Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Global Consumer Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 57,855 $ 25,876 $ 623 $ 84,354
Convertible Preferred Stocks — — 779 779
Short-Term Investments 1 — — 1
Securities Lending Collateral 44 — — 44
Total $ 57,900 $ 25,876 $ 1,402 $ 85,178

T. ROWE PRICE Global Consumer Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2022, totaled $(212,000) for the period ended
March 31, 2022.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F31-054Q1 03/22
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Ending
Balance
3/31/22
Investment in Securities
Common Stocks $ 778 $ (155) $ 623
Convertible Preferred Stocks 836 (57) 779
Total $ 1,614 $ (212) $ 1,402